Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	VELA FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001815493
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 12, 2023
Document Effective Date	dei_DocumentEffectiveDate	Dec. 12, 2023
Prospectus Date	rr_ProspectusDate	Dec. 12, 2023
VELA Short Duration Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VELA SHORT DURATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the VELA Short Duration Fund (“the Fund”) is to provide current income while the secondary objectives are protection of principal and competitive total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 15 of the fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. Because the fund had not commenced investment operations, it does not have prior year portfolio turnover to report.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in VELA Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal market conditions, invests at least 80% of its assets in fixed income securities across a broad group of industries, geographies, and company market capitalizations. These securities, in the opinion of VELA Investment Management, LLC (“the Adviser”), will offer the opportunity for current income, protection of principal, and competitive total return. To achieve these goals, the Fund will primarily own corporate bonds of U.S. domiciled companies (both investment grade and below-investment grade, i.e., “high yield” or “junk” bonds) and can also own securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, money market instruments, mortgage-backed and asset-backed securities, loans, non-rated securities.

While the Adviser will maintain discretion as to the weighting of below-investment grade bonds included in the Fund at any point in time, the Adviser expects that under normal market conditions the overall weighted average credit rating of the Fund will be investment grade. Investment grade securities are those rated in the Baa3 or higher categories by Moody’s Investors Service, Inc. (“Moody’s”), or in the BBB- or higher categories by Standard & Poor’s Ratings Services, (“S&P”), or Fitch Ratings Ltd. (“Fitch”) or, if unrated, determined to be of comparable credit quality by the Adviser. Further, under normal market conditions, the Fund’s portfolio will maintain an average aggregate modified duration of between zero and three. Modified duration is a measure of a bond price’s sensitivity to a given change in interest rates. Generally, the longer the duration of a bond or portfolio of bonds, the greater the price sensitivity to changing interest rates. As an example, a bond with a modified duration of three is expected to experience a 3% drop in price for every 1% increase in interest rates; conversely, a 1% decline in interest rates is expected to lead to a 3% increase in the price of a bond with duration of three.

The Fund attempts to manage its interest rate risk through its management of dollar-weighted average modified duration of the securities in the Fund, as well as manage the overall risk of the Fund through credit analysis focused on company assets, free cash flow, earnings, economic prospects, and a company’s overall capital structure. The latter includes an understanding of types and maturities of debt, preferred equity, solvency and liquidity ratios, and other metrics and obligations of issuers of bonds held in the Fund.

Consistent with the goals of current income, capital preservation and competitive overall total return, the Adviser does not anticipate a high amount of turnover of Fund holdings. In most cases, the Adviser will purchase securities intending to hold them to maturity to achieve the outcome expected at the time of investment. However, the Adviser may elect to sell a security based on a similar analysis used prior to an initial investment – primarily, examining the creditworthiness of the issuer and valuation of the security, or to take advantage of what the Adviser believes are better investment opportunities, to raise cash for expenses or redemptions, or to reduce the Fund’s exposure to a particular issuer, industry, sector or other factor.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund, under normal market conditions, invests at least 80% of its assets in fixed income securities across a broad group of industries, geographies, and company market capitalizations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the fund has been omitted because the fund had not commenced investment operations as of the date of this Prospectus. Once the fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the fund by showing the variability of the fund’s return based on net assets and comparing the variability of the fund’s return to a broad measure of market performance.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the fund has been omitted because the fund had not commenced investment operations as of the date of this Prospectus.
VELA Short Duration Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
VELA Short Duration Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	You may lose money by investing in the fund.
VELA Short Duration Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the principal risks of investing in the fund. All of the risks listed below are significant to the fund, regardless of the order in which they appear.

VELA Short Duration Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, state, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the fund and its investments and could result in decreases to the fund’s net asset value. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

VELA Short Duration Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual investment opportunity in which the fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated. The value of an individual investment can be more volatile than the market as a whole, and the Adviser’s investment approach may fail to produce the intended results.

VELA Short Duration Fund | High Yield Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

High Yield Securities Risk. The fund may purchase fixed income securities rated below the investment grade category, also known as high yield securities or “junk bonds”. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher-grade securities.

VELA Short Duration Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. A principal risk of investing in the Fund is that the value of a fixed income portfolio will generally decrease when interest rates rise, which means the Fund’s net asset value (“NAV”) will likewise decrease. Generally, debt securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter- term securities. For example, the approximate percentage change in the price of a security with a two -year duration would be expected to drop by approximately 2% in response to a 1% increase in interest rates.

VELA Short Duration Fund | Corporate Bond Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Corporate Bond Risk. The investment return of corporate bonds reflects interest earned on the security and changes in the market value of the security. The market value of a corporate bond may be affected by changes in interest rates, the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the marketplace. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter-term corporate bonds. Corporate bonds are also subject to the credit risk of the issuer, as the issuer of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

VELA Short Duration Fund | Mortgage Backed And Asset Backed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities, and by extension, the value of the Fund’s portfolio. Mortgage-backed securities are also subject to pre-payment risk. Due to their often-complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

VELA Short Duration Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

VELA Short Duration Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

VELA Short Duration Fund | Fixed Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Risk. The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decrease.

VELA Short Duration Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified during times of market stress. The fund may not be able to meet the requests to redeem fund shares without significant dilution of remaining investors' interest in the fund.

VELA Short Duration Fund | Prepayment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the fund may have to reinvest in securities with a lower yield. The fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

VELA Short Duration Fund | Securitized Products Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Securitized Products Risk The fund may invest in various types of securitized products, including but not necessarily limited to asset-backed, mortgage-related, and mortgage-backed securities. In a scenario where investments are either prepaid or called, the fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of income and yield received by the fund. Further, in times of rising interest rates, securitized products can exhibit a lengthening of duration as fewer of the underlying holdings are prepaid early. If this were to occur, the fund may experience additional volatility because of a longer than anticipated duration. Finally, during periods of economic stress and/or challenging credit markets, these types of securities may decline in value, become illiquid or become difficult to value in cases where the specific securities owned by the fund cease to trade on the secondary market for a period of time.

VELA Short Duration Fund | Small Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Capitalization Risk. The fund’s investments in small cap companies carry more risks than investments in larger companies. Small cap companies often have narrower markets, fewer products, or services to offer and more limited managerial and financial resources than do larger, more established companies.

VELA Short Duration Fund | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The fund is newly organized and has little or no operating history. While the Adviser has experience in investment-related activities, the Adviser has limited experience managing registered investment companies.

VELA Short Duration Fund | VELA Short Duration Fund - Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VASDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 591
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 785
VELA Short Duration Fund | VELA Short Duration Fund - Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VESDX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.39%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 221

[1]	“Other expenses” are based on estimated amounts for the current fiscal year.
[2]	The fund’s investment adviser, VELA Investment Management, LLC (the “Adviser”), pays most of the fund’s operating expenses (with certain exceptions) in return for an “administrative fee” (exclusive of the management fee, brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, as well as any expenses incurred pursuant to the fund’s Rule 12b-1 Distribution Plan).